Stock Options Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share Based Compensation Options Awarded
	Weighted average of exercise price	Number of options
Outstanding as of beginning of year	$0.42	15,544,175
Cancelled	$0.32	(1,447,500)
Outstanding as of March 31 ,2024	$0.42	14,096,675

2023
	Weighted average of exercise price	Number of options
Outstanding as of beginning of year	$0.4	13,943,842
Granted	$0.58	2,467,000
Cancelled	$0.32	(866,667)
Outstanding as of end of year	$0.42	15,544,175

Schedule of Stock-Based Compensation Expenses

The stock-based compensation expenses for the three months ended March 31, 2024 and 2023 were recognized in the statements of operations as follows;

	For the three-month period ended
	March 31, 2024	March 31, 2023
	US Dollars (In thousands)

Research and development expenses	23	45
Marketing expenses	162	159
General and administrative expenses	21	274
	206	478

	Year ended December 31
	2023	2022
	US Dollars (In thousands)
Research and development expenses	158	111
Marketing expenses	659	472
General and administrative expenses	865	747

	1,682	1,330

Schedule of Stock Options, Valuation Assumptions

The following table sets forth information about the weighted-average fair value of options granted to employees and service providers during the three months period ended March 31, 2024 and 2023, using the Black- Scholes-Merton option-pricing model and the weighted-average assumptions used for such grants:

	For the three-month period ended
	March 31, 2024	March 31, 2023

Dividend yields (see (I) below)	0.0%	0.0%
Share price (in U.S. dollar) (see (II) below)	0.53,0.64	0.53
Expected volatility (see (III) below)	116. % - 84%	114.29% - 95.37%
Risk-free interest rates (see (IV) below)	3.61% - 4.39%	3.61% - 4%
Expected life (in years) (see (V) below)	1.5 - 14.79	5 - 14.79

I.	The Company used 0% as its expected dividend yield, based on historic policies and future plans.

II.	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.

III.	As the Company is at its early stage of operation, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

IV.	The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

V.	The expected life of the granted options was determined based on the estimated behavior of the grantees; since most of the grantees are executives, the Company assumed that the large majority of the options will be exercised prior to their expiration.

	For the years ended
	December 31	December 31
	2023	2022

Dividend yields (see (I) below)	0.0%	0.0%
Share price (in U.S. dollar) (see (II) below)	0.53,0.64	0.53,0.26
Expected volatility (see (III) below)	116%-84%	82.77%-142.57%
Risk-free interest rates (see (IV) below)	3.61%-4.39%	0.18%-4%
Expected life (in years) (see (V) below)	1.5-14.79	1.5-14.79

I.	The Group used 0% as its expected dividend yield, based on historic policies and future plans.

II.	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.

III.	As the Company is at its early stage of operation, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Group uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

IV.	The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

V.	The expected life of the granted options was determined based on the estimated behavior of the grantees; since most of the grantees are executives, the Company assumed that the large majority of the options will be exercised prior to their expiration.